Taxes (Details) - Schedule of Deferred Tax Assets Valuation Allowance Movement - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Schedule of Deferred Tax Assets Valuation Allowance Movement [Abstract]
Beginning balance	$ 775,966	$ 439,597
Change to tax expense in current year	229,207	409,099
Foreign currency translation adjustments	31,405	(72,730)
Ending balance	$ 1,036,578	$ 775,966